File No. 333-112666         CIK #1246753

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                 Post-Effective
                               Amendment No. 2 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                Van Kampen Unit Trusts, Taxable Income Series 62
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on October 24, 2006 pursuant to paragraph (b) of Rule 485.


                             Van Kampen Unit Trusts,
                            Taxable Income Series 62

GNMA Income Portfolio, Series 3

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE FUND
   This series of Van Kampen Unit Trusts, Taxable Income Series 62 (the "Fund") consists of the underlying unit investment trust described above (the "Trust"). The Trust consists of a portfolio of intermediate or long-term securities. The Trust seeks to provide a high level of current income and to preserve capital.

                              PUBLIC OFFERING PRICE
   The Public Offering Price of the Units of the Trust includes the aggregate bid price of the securities in the Trust, an applicable sales charge, cash, if any, in the Principal Account held or owned by the Trust, and accrued interest, if any. See "Summary of Essential Financial Information".

                     ESTIMATED CURRENT AND LONG-TERM RETURNS
   Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information". The methods of calculating Estimated Current Returns and Estimated Long-Term Return are set forth in Part II of this Prospectus.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The Date of this Prospectus is October 24, 2006


                                   Van Kampen


       VAN KAMPEN
       INVESTMENTS

                VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 62
                   Summary of Essential Financial Information
                              As of August 9, 2006
                         Sponsor: Van Kampen Funds Inc.
            Evaluator: Standard & Poor's Securities Evaluations, Inc.
                     Supervisor: Van Kampen Asset Management
                          Trustee: The Bank of New York
                                                                                                               GNMA
                                                                                                              Income
                                                                                                             Portfolio
                                                                                                          --------------
General Information
Principal Amount (Par Value) of the securities.........................................................   $   16,962,526
Number of Units........................................................................................       22,220,414
Fractional Undivided Interest in Trust per Unit........................................................     1/22,220,414
Public Offering Price:
      Aggregate Bid Price of the securities in Trust...................................................   $16,644,383.26
      Aggregate Bid Price of the securities per Unit...................................................   $       .74906
      Sales charge 4.058% (3.90000% of Public Offering Price excluding principal cash)
         for the GNMA Income Portfolio ................................................................   $       .03040
      Principal Cash per Unit..........................................................................   $       .01150
      Public Offering Price per Unit (1)...............................................................   $       .79096
Redemption Price per Unit..............................................................................   $       .76056
Excess of Public Offering Price per Unit over Redemption Price per Unit...............................    $       .03040
Minimum Value of the Trust under which Trust Agreement may be terminated...............................   $    60,000.00
Annual Premium on Portfolio Insurance..................................................................   $           --
Evaluator's Annual Evaluation Fee (3)..................................................................   $        8,434
Special Information
Calculation of Estimated Net Annual Unit Income:
      Estimated Annual Interest Income per Unit........................................................   $         0.04
      Less: Estimated Annual Expense excluding Insurance...............................................   $       0.0023
      Less: Annual Premium on Portfolio Insurance......................................................   $           --
      Estimated Net Annual Interest Income per Unit....................................................   $       .03770
Calculation of Estimated Interest Earnings per Unit:
      Estimated Net Annual Interest Income.............................................................   $       .03770
      Divided by 12....................................................................................   $       .00314
Estimated Daily Rate of Net Interest Accrual per Unit..................................................   $       .00010
Estimated Current Return Based on Public Offering Price (2)............................................             5.05%
Estimated Long-Term Return (2).........................................................................             4.75%

--------------------------------------------------------------------------------

(1) Plus accrued interest to the date of settlement (three business days after purchase) of $.00479 for the GNMA Income Portfolio.

(2) The Estimated Current Returns and Estimated Long-Term Returns are described under "Estimated Current and Long-Term Returns" in Part II.

(3) Notwithstanding information to the contrary in Part II of this Prospectus, as compensation for its services, the Evaluator shall receive a fee of $.36 per $1,000 principal amount of securities per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

             Summary of Essential Financial Information (continued)

   Evaluations for purpose of sales, purchase or redemption of Units are made as of the close of regular trading on the New York Stock Exchange (the "Exchange") on days the Exchange is open next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Minimum Principal Distribution...........  $1.00 per 1,000 Units
Date of Deposit..........................  July 7, 2004
Supervisor's Annual Supervisory Fee......  Maximum of $.25 per 1,000 Units
Sponsor's Annual Bookkeeping
   and Administrative Services Fee.......  Maximum of $.15 per 1,000 Units


Record Dates.............................  17th day of each month.
Distribution Dates.......................  25th day of each month.
Trustee's Annual Fee.....................  $.91 per 1,000 Units.

--------------------------------------------------------------------------------
                                    PORTFOLIO
   As of June 30, 2006, the GNMA Income Portfolio, Series 3 consists of those issues listed under "Portfolio" herein, all of which are mortgage-backed securities. See "Portfolio" herein.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Van Kampen Unit Trusts, Taxable Income Series 62:
   We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio schedule of Van Kampen Unit Trusts, Taxable Income Series 62 (GNMA Income Portfolio) as of June 30, 2006, and the related statements of operations and changes in net assets for the period from July 7, 2004 (date of deposit) through June 30, 2005 and for the year ended June 30, 2006. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.
   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at June 30, 2006 by correspondence with the Trustee. We believe that our audits provides a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Unit Trusts, Taxable Income Series 62 (GNMA Income Portfolio) as of June 30, 2006, and the results of operations and changes in net assets for the period from July 7, 2004 (date of deposit) through June 30, 2005 and for the year ended June 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   August 18, 2006

                VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 62
                             Statement of Condition
                                  June 30, 2006
                                                                                                               GNMA
                                                                                                              Income
                                                                                                             Portfolio
                                                                                                            -----------
   Trust property
      Cash  ..............................................................................................  $        --
      Securities at market value, (cost $18,032,662) (note 1).............................................   17,130,202
      Accrued interest....................................................................................       80,895
                                                                                                            -----------
                                                                                                            $17,211,097
                                                                                                            ===========
   Liabilities and interest to Unitholders
      Cash overdraft......................................................................................  $   155,965
      Redemptions payable.................................................................................       40,341
      Interest to Unitholders.............................................................................   17,014,791
                                                                                                            -----------
                                                                                                            $17,211,097
                                                                                                            ===========

                             Analysis of Net Assets

   Interest of Unitholders (22,626,260 Units of fractional undivided interest outstanding)
      Cost to original investors of 26,585,917 Units (note 1).............................................  $27,819,184
         Less initial underwriting commission (note 3)....................................................    1,084,904
                                                                                                            -----------
                                                                                                             26,734,280
         Less redemption of Units (3,959,657 Units).......................................................    3,117,318
                                                                                                            -----------
                                                                                                             23,616,962
      Undistributed net investment income
         Net investment income............................................................................    2,132,823
         Less distributions to Unitholders................................................................    2,014,242
                                                                                                            -----------
                                                                                                                118,581
      Realized gain (loss) on security sale or redemption.................................................     (163,721)
      Unrealized appreciation (depreciation) of securities (note 2).......................................     (902,460)
      Distributions to Unitholders of security sale or redemption proceeds................................   (5,654,571)
                                                                                                            -----------
            Net asset value to Unitholders................................................................  $17,014,791
                                                                                                            ===========
   Net asset value per Unit (Units outstanding of 22,626,260).............................................  $      0.75
                                                                                                            ===========


   The accompanying notes are an integral part of these financial statements.

                         GNMA INCOME PORTFOLIO, SERIES 3
                            Statements of Operations
                   Period from July 7, 2004 (date of deposit)
                              through June 30, 2005
                      and for the year ended June 30, 2006
                                                                                                   2005         2006
                                                                                               -----------  -----------
   Investment income
      Interest income.......................................................................   $ 1,106,197  $ 1,096,758
      Expenses
         Trustee fees and expenses..........................................................        25,411       29,930
         Evaluator fees.....................................................................         6,357        8,434
                                                                                               -----------  -----------
            Total expenses..................................................................        31,768       38,364
                                                                                               -----------  -----------
         Net investment income..............................................................     1,074,429    1,058,394
   Realized gain (loss) from security sale or redemption
      Proceeds..............................................................................     3,390,835    5,147,062
      Cost  ................................................................................     3,449,002    5,252,616
                                                                                               -----------  -----------
         Realized gain (loss)...............................................................       (58,167)    (105,554)
   Net change in unrealized appreciation (depreciation) of securities ......................       105,515   (1,007,975)
                                                                                               -----------  -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................   $ 1,121,777  $   (55,135)
                                                                                               ===========  ===========

                       Statements of Changes in Net Assets
        Period from July 7, 2004 (date of deposit) through June 30, 2005 and for the year ended June 30, 2006

                                                                                                   2005         2006
                                                                                               -----------  -----------
   Increase (decrease) in net assets Operations:
      Net investment income.................................................................   $ 1,074,429  $ 1,058,394
      Realized gain (loss) on security sale or redemption...................................       (58,167)    (105,554)
      Net change in unrealized appreciation (depreciation) of securities ...................       105,515   (1,007,975)
                                                                                               -----------  -----------
         Net increase (decrease) in net assets resulting from operations....................     1,121,777      (55,135)
   Distributions to Unitholders from:
      Net investment income.................................................................      (959,851)  (1,054,391)
      Securities sale or redemption proceeds................................................    (3,299,942)  (2,354,629)
   Redemption of Units (note 4).............................................................       (93,720)  (3,023,598)
                                                                                               -----------  -----------
         Total increase (decrease)..........................................................    (3,231,736)  (6,487,753)
   Net asset value to Unitholders
      Beginning of period...................................................................       300,781   23,502,544
      Additional Securities Purchased from Proceeds of Unit Sales...........................    26,433,499           --
                                                                                               -----------  -----------
      End of period (including undistributed net investment income of $114,578
         and $118,581, respectively)........................................................   $23,502,544  $17,014,791
                                                                                               ===========  ===========


   The accompanying notes are an integral part of these financial statements.

VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 62
GNMA INCOME PORTFOLIO                                                           PORTFOLIO SCHEDULE AS OF JUNE 30, 2006
----------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO       AGGREGATE                                                            RATING       FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   A     $   5,230,595  Government National Mortgage Association Modified Pass -
                         Through Mortgage - Backed Securites                    6.00%     2033 to 2035    $  5,169,726
----------------------------------------------------------------------------------------------------------------------
   B         6,578,508  Government National Mortgage Association Modified Pass -
                         Through Mortgage - Backed Securites                    5.00%     2033 to 2035       6,201,194
----------------------------------------------------------------------------------------------------------------------
   C         5,963,549  Government National Mortgage Association Modified Pass -
                         Through Mortgage - Backed Securites                    5.50%     2033 to 2035       5,759,282
         -------------                                                                                    ------------
         $  17,772,652                                                                                    $ 17,130,202
         =============                                                                                    ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

* The principal amount of securities listed as having the range of maturities shown is an aggregate of individual securities having varying ranges of maturities within that shown. They are listed as one category of securities with a single range of maturities because current market conditions accord no difference in price among the securities grouped together on the basis of the difference in their maturity ranges. At some time in the future, however, the difference in maturity ranges could affect the market value of the individual securities.

                VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 62
                          Notes to Financial Statements
                             June 30, 2005 and 2006

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - The securities are stated at the value determined by the Evaluator as described under "Public Offering" in Part II of the Prospectus.

   Security Cost - The original cost to the Trust (GNMA Income Portfolio) was based on the determination by the Evaluator of the offering prices of the securities on the various dates of deposit. Since the valuation is based upon the bid prices, the Trust (GNMA Income Portfolio) recognized a downward adjustment of $(969) on the day following the end of the initial offering period resulting from the difference between the bid and offering prices. This downward adjustment was included in the aggregate amount of unrealized depreciation reported in the financial statements for the Trust for the period ended June 30, 2005.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in the Trust based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the securities in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust has elected and intends to qualify on a continuing basis for federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard of its net capital gain, i.e. the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at June 30, 2006 is as follows:

   Unrealized Appreciation         $       --
   Unrealized Depreciation           (902,460)
                                   ----------
                                   $ (902,460)
                                   ==========

NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the securities in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the securities per Unit on the date of an investor's purchase, plus a sales charge of 3.9% of the Public Offering Price which is equivalent to 4.058% of the aggregate offering price of the securities. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the securities per Unit on the date of an investor's purchase plus a sales charge of 3.9% of the Public Offering Price which is equivalent to 4.058% of the aggregate bid price of the securities.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.25 per 1,000 Units, not to exceed the aggregate cost of the Supervisor for providing such services to the Trust). In addition, the Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the period from July 7, 2004 (date of deposit) through June 30, 2005 and for the year ended June 30, 2006, 99,809 Units and 3,859,848 Units, respectively, were presented for redemption.

NOTE 5 - FINANCIAL HIGHLIGHTS

GNMA Income Portfolio/3
                                                                                             2005 (c)         2006
                                                                                           ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period.................................................  $        1.00  $        0.89
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income.............................................................           0.06           0.04
      Net realized and unrealized gain (loss) on investment transactions (a)............           0.05         (0.05)
                                                                                           ------------   ------------
   Total from investment operations.....................................................           0.11         (0.01)
                                                                                           ------------   ------------
Distributions to Unitholders from:
   Net investment income................................................................         (0.05)         (0.04)
   Security sale and redemption proceeds................................................         (0.17)         (0.09)
                                                                                           ------------   ------------
   Total distributions to Unitholders...................................................         (0.22)         (0.13)
                                                                                           ------------   ------------
   Net asset value, end of period.......................................................  $        0.89  $        0.75
                                                                                           ============   ============
Total Return (b):..........................                                                        6.21%         (4.95)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses................................                                                        0.17%          0.19%
   Net investment income...................                                                        5.77%          5.27%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from July 7, 2004 (date of deposit) through June 30, 2005.

                                                                        TISPRO62


                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

          The Consent of Independent Registered Public Accounting Firm


                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Unit Trusts, Taxable Income Series 62, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of October, 2006.

                                Van Kampen Unit Trusts, Taxable Income Series 62
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                             By: John F. Tierney
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on October 24, 2006 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Michael P Kiley                     Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                             /s/ JOHN F. TIERNEY
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 482 (File No. 333-120865) dated January 27, 2005 and the same hereby is incorporated herein by reference.